Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Financial assets
FVTPL (Note 1)	$ 326.8		$ 3,504.6
FVTOCI (Note 2)	134,776.8		107,067.5
Hedging financial assets	25.9		23.5
Amortized cost (Note 3)	612,740.6		745,585.8
Financial assets	747,870.1		856,181.4
Financial liabilities
FVTPL (Note 4)	982.3		40.8
Hedging financial liabilities	1.8	$ 0.1	155.8
Amortized cost (Note 5)	533,581.7		318,475.8
Financial liabilities	$ 534,565.8		$ 318,672.4